Information about Geographic Areas	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Information about Geographic Areas
14.
Information about Geographic Areas
Revenues
from external customers attributable to foreign countries totaled $4,964 and $7,436 for the three months ended March 31, 2021 and 2020, respectively. Net carrying value of long-lived assets located in foreign countries totaled $9,359 and $8,727 as of March 31, 2021 and December 31, 2020, respectively. All other revenues from external customers and long-lived assets relate to domestic operations.

(20) Information about Geographic Areas
Revenues from external customers attributable to foreign countries totaled $22,819, $34,517 and $35,146 for the years ended December 31, 2020, 2019 and 2018, respectively. Net carrying value of long lived assets located in foreign countries totaled $8,727 and $4,549 as of December 31, 2020 and 2019, respectively. All other revenues from external customers and long lived assets relate to domestic operations.